Holbrook Income Fund

Class I HOBIX

Investor Class HOBEX

A Series of Two Roads Shared Trust

Supplement dated August 2, 2021 to the Class I and Investor Class Prospectus and Statement of Additional Information (the “SAI”) of the Holbrook Income Fund (the “Fund”) dated August 31, 2020

This Supplement provides new and additional information beyond that in, and should be read in conjunction with, the Fund’s Class I and Investor Class Prospectus and SAI.

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On March 15, 2021, U. S. Bank, N.A. (“U.S. Bank”) acquired the securities custody services of MUFG Union Bank, N.A. (“MUFG Union Bank”). As a result, beginning on July 31, 2021, U.S. Bank began serving as custodian to the Fund. U.S. Bank is located at 1555 North River Center Drive, Suite 302, Milwaukee, WI 53212. Any references to MUFG Union Bank as custodian in the Prospectus and SAI are hereby replaced with U.S. Bank.

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This Supplement, and the Fund’s Class I and Investor Class Prospectus and SAI dated August 31, 2020, provide relevant information for all shareholders and should be retained for future reference. The Fund’s Class I and Investor Class Prospectus and the SAI, which have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling 1-877-345-8646.

Holbrook Income Fund

Class A HOBAX

A Series of Two Roads Shared Trust

Supplement dated August 2, 2021 to the Class A Prospectus and Statement of Additional Information (the “SAI”) of the Holbrook Income Fund (the “Fund”) dated June 21, 2021

This Supplement provides new and additional information beyond that in, and should be read in conjunction with, the Fund’s Class A Prospectus and SAI.

______________________________________

On March 15, 2021, U. S. Bank, N.A. (“U.S. Bank”) acquired the securities custody services of MUFG Union Bank, N.A. (“MUFG Union Bank”). As a result, beginning on July 31, 2021, U.S. Bank began serving as custodian to the Fund. U.S. Bank is located at 1555 North River Center Drive, Suite 302, Milwaukee, WI 53212. Any references to MUFG Union Bank as custodian in the Prospectus and SAI are hereby replaced with U.S. Bank.

_________________________

This Supplement and the Fund’s Class A Prospectus and SAI dated June 21, 2021 provide relevant information for all shareholders and should be retained for future reference. The Fund’s Class A Prospectus and the SAI, which have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling 1-877-345-8646.